Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Sep. 08, 2016
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

(Select Class and Institutional Class Shares)

JPMorgan Tax Aware Real Return Fund

(Class A, Class C, Select Class and Institutional Class Shares)

Prospectus, Summary Prospectuses and Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

Prospectus, Summary Prospectus and Statement of Additional Information dated July 1, 2016

J.P. Morgan Income Funds

JPMorgan Managed Income Fund

(Select Class and Institutional Class Shares)

Prospectus, Summary Prospectus and Statement of Additional Information dated July 1, 2016

J.P. Morgan Tax Free Funds

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan California Tax Free Bond Fund

(All Share Classes)

Prospectus, Summary Prospectuses and Statement of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Intermediate Tax Free Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.38	0.38	0.36	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.13	0.13	0.11	0.11

Total Annual Fund Operating Expenses	0.93	1.43	0.66	0.66
Fee Waivers and Expense Reimbursements[1]	(0.18)	(0.18)	(0.26)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.40	0.40

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.40% and 0.40% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	625	836	1,442
CLASS C SHARES ($)	227	416	746	1,681
SELECT CLASS SHARES ($)	41	158	315	772
INSTITUTIONAL CLASS SHARES ($)	41	158	315	772

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	625	836	1,442
CLASS C SHARES ($)	127	416	746	1,681
SELECT CLASS SHARES ($)	41	158	315	772
INSTITUTIONAL CLASS SHARES ($)	41	158	315	772

JPMorgan New York Tax Free Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.40	0.40	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.14	0.15	0.15	0.14

Total Annual Fund Operating Expenses	0.94	1.45	0.70	0.69
Fee Waivers and Expense Reimbursements[1]	(0.19)	(0.20)	(0.20)	(0.19)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	626	839	1,452
CLASS C SHARES ($)	227	418	753	1,700
SELECT CLASS SHARES ($)	51	183	349	832
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	626	839	1,452
CLASS C SHARES ($)	127	418	753	1,700
SELECT CLASS SHARES ($)	51	183	349	832
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

JPMorgan California Tax Free Bond

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.41	0.42	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.14	0.16	0.17	0.14

Total Annual Fund Operating Expenses	0.94	1.46	0.72	0.69
Fee Waivers and Expense Reimbursements[1]	(0.34)	(0.36)	(0.22)	(0.19)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.60	1.10	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.60%, 1.10%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	434	596	810	1,425
CLASS C SHARES ($)	212	389	727	1,683
SELECT CLASS SHARES ($)	51	185	356	852
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	434	596	810	1,425
CLASS C SHARES ($)	112	389	727	1,683
SELECT CLASS SHARES ($)	51	185	356	852
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

JPMorgan Tax Aware Income Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.48	0.50	0.49
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.25	0.24

Total Annual Fund Operating Expenses	1.13	1.65	0.89
Fee Waivers and Expense Reimbursements[1]	(0.38)	(0.40)	(0.39)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	646	901	1,631
CLASS C SHARES ($)	227	440	820	1,885
SELECT CLASS SHARES ($)	51	204	415	1,022

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	646	901	1,631
CLASS C SHARES ($)	127	440	820	1,885
SELECT CLASS SHARES ($)	51	204	415	1,022

JPMorgan Tax Aware Real Return Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.37	0.39	0.38	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.12	0.14	0.13	0.11

Total Annual Fund Operating Expenses	0.97	1.49	0.73	0.71
Fee Waivers and Expense Reimbursements[1]	(0.22)	(0.24)	(0.23)	(0.21)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	849	1,480
CLASS C SHARES ($)	227	423	766	1,737
SELECT CLASS SHARES ($)	51	186	359	862
INSTITUTIONAL CLASS SHARES ($)	51	184	352	842

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	849	1,480
CLASS C SHARES ($)	127	423	766	1,737
SELECT CLASS SHARES ($)	51	186	359	862
INSTITUTIONAL CLASS SHARES ($)	51	184	352	842

JPMorgan Managed Income Fund — Select Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	0.15%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.43
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.18

Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.59
Fee Waivers and Expense Reimbursements[1]	(0.34)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.25

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Select Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	26	119	260	671

JPMorgan Tax Aware Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.40	0.36	0.35
Shareholder Service Fees	0.25	0.25	0.25	0.25 [1]
Remainder of Other Expenses	0.14	0.15	0.11	0.10

Total Annual Fund Operating Expenses	0.99	1.50	0.71	0.70
Fee Waivers and Expense Reimbursements[2]	NONE	NONE	(0.16)	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.99	1.50	0.55	0.55

1	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55%, 0.55% and 0.55% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	253	474	818	1,791
SELECT CLASS SHARES ($)	56	194	363	852
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	153	474	818	1,791
SELECT CLASS SHARES ($)	56	194	363	852
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

In addition, in connection with the changes discussed above, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below.

JPMorgan Managed Income Fund — Institutional Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	0.15%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.35
Shareholder Service Fees	0.25 [2]
Remainder of Other Expenses	0.10

Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.51
Fee Waivers and Expense Reimbursements[1]	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.25

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Institutional Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	26	110	232	589

JPMorgan Tax Aware Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Institutional Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.39	0.40	0.35
Shareholder Service Fees	0.25	0.25	0.25 [1]
Remainder of Other Expenses	0.14	0.15	0.10

Total Annual Fund Operating Expenses	0.99	1.50	0.70
Fee Waivers and Expense Reimbursements[2]	NONE	NONE	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.99	1.50	0.55

1	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55%, and 0.55% of the average daily net assets of Class A, Class C and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	253	474	818	1,791
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	153	474	818	1,791
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Real Return Fund

(Class A, Class C, Select Class and Institutional Class Shares)

Prospectus, Summary Prospectuses and Statement of Additional Information dated March 1, 2016, as supplemented

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Tax Aware Real Return Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.37	0.39	0.38	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.12	0.14	0.13	0.11

Total Annual Fund Operating Expenses	0.97	1.49	0.73	0.71
Fee Waivers and Expense Reimbursements[1]	(0.22)	(0.24)	(0.23)	(0.21)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	849	1,480
CLASS C SHARES ($)	227	423	766	1,737
SELECT CLASS SHARES ($)	51	186	359	862
INSTITUTIONAL CLASS SHARES ($)	51	184	352	842

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	849	1,480
CLASS C SHARES ($)	127	423	766	1,737
SELECT CLASS SHARES ($)	51	186	359	862
INSTITUTIONAL CLASS SHARES ($)	51	184	352	842

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Tax Aware Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	$ 449
3 Years	rr_ExpenseExampleYear03	629
5 Years	rr_ExpenseExampleYear05	849
10 Years	rr_ExpenseExampleYear10	1,480
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	629
5 Years	rr_ExpenseExampleNoRedemptionYear05	849
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,480
JPMorgan Tax Aware Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,737
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	423
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,737
JPMorgan Tax Aware Real Return Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	359
10 Years	rr_ExpenseExampleYear10	862
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	186
5 Years	rr_ExpenseExampleNoRedemptionYear05	359
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 862
JPMorgan Tax Aware Real Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	184
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	842
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	184
5 Years	rr_ExpenseExampleNoRedemptionYear05	352
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 842
JPMorgan Tax Aware Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

Prospectus, Summary Prospectus and Statement of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Tax Aware Income Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.48	0.50	0.49
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.25	0.24

Total Annual Fund Operating Expenses	1.13	1.65	0.89
Fee Waivers and Expense Reimbursements[1]	(0.38)	(0.40)	(0.39)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	646	901	1,631
CLASS C SHARES ($)	227	440	820	1,885
SELECT CLASS SHARES ($)	51	204	415	1,022

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	646	901	1,631
CLASS C SHARES ($)	127	440	820	1,885
SELECT CLASS SHARES ($)	51	204	415	1,022

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Tax Aware Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[3]
1 Year	rr_ExpenseExampleYear01	$ 449
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	901
10 Years	rr_ExpenseExampleYear10	1,631
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	901
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,631
JPMorgan Tax Aware Income Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[3]
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	820
10 Years	rr_ExpenseExampleYear10	1,885
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	440
5 Years	rr_ExpenseExampleNoRedemptionYear05	820
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,885
JPMorgan Tax Aware Income Opportunities Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[3]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	204
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	1,022
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	204
5 Years	rr_ExpenseExampleNoRedemptionYear05	415
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,022
JPMorgan Intermediate Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Free Funds

JPMorgan Intermediate Tax Free Bond Fund

(All Share Classes)

Prospectus, Summary Prospectuses and Statement of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Intermediate Tax Free Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.38	0.38	0.36	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.13	0.13	0.11	0.11

Total Annual Fund Operating Expenses	0.93	1.43	0.66	0.66
Fee Waivers and Expense Reimbursements[1]	(0.18)	(0.18)	(0.26)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.40	0.40

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.40% and 0.40% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	625	836	1,442
CLASS C SHARES ($)	227	416	746	1,681
SELECT CLASS SHARES ($)	41	158	315	772
INSTITUTIONAL CLASS SHARES ($)	41	158	315	772

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	625	836	1,442
CLASS C SHARES ($)	127	416	746	1,681
SELECT CLASS SHARES ($)	41	158	315	772
INSTITUTIONAL CLASS SHARES ($)	41	158	315	772

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Intermediate Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[4]
1 Year	rr_ExpenseExampleYear01	$ 449
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	836
10 Years	rr_ExpenseExampleYear10	1,442
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	625
5 Years	rr_ExpenseExampleNoRedemptionYear05	836
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,442
JPMorgan Intermediate Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[4]
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	416
5 Years	rr_ExpenseExampleYear05	746
10 Years	rr_ExpenseExampleYear10	1,681
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	416
5 Years	rr_ExpenseExampleNoRedemptionYear05	746
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,681
JPMorgan Intermediate Tax Free Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%	[4]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	315
10 Years	rr_ExpenseExampleYear10	772
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	158
5 Years	rr_ExpenseExampleNoRedemptionYear05	315
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 772
JPMorgan Intermediate Tax Free Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%	[4]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	315
10 Years	rr_ExpenseExampleYear10	772
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	158
5 Years	rr_ExpenseExampleNoRedemptionYear05	315
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 772
JPMorgan New York Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Free Funds

JPMorgan New York Tax Free Bond Fund

(All Share Classes)

Prospectus, Summary Prospectuses and Statement of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan New York Tax Free Bond Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.40	0.40	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.14	0.15	0.15	0.14

Total Annual Fund Operating Expenses	0.94	1.45	0.70	0.69
Fee Waivers and Expense Reimbursements[1]	(0.19)	(0.20)	(0.20)	(0.19)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.25	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	626	839	1,452
CLASS C SHARES ($)	227	418	753	1,700
SELECT CLASS SHARES ($)	51	183	349	832
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	626	839	1,452
CLASS C SHARES ($)	127	418	753	1,700
SELECT CLASS SHARES ($)	51	183	349	832
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan New York Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[5]
1 Year	rr_ExpenseExampleYear01	$ 449
3 Years	rr_ExpenseExampleYear03	626
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,452
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	626
5 Years	rr_ExpenseExampleNoRedemptionYear05	839
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,452
JPMorgan New York Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[5]
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	753
10 Years	rr_ExpenseExampleYear10	1,700
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	753
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,700
JPMorgan New York Tax Free Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[5]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	349
10 Years	rr_ExpenseExampleYear10	832
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	183
5 Years	rr_ExpenseExampleNoRedemptionYear05	349
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 832
JPMorgan New York Tax Free Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[5]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	182
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
JPMorgan California Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Free Funds

JPMorgan California Tax Free Bond Fund

(All Share Classes)

Prospectus, Summary Prospectuses and Statement of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan California Tax Free Bond

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.41	0.42	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25 [2]
Remainder of Other Expenses	0.14	0.16	0.17	0.14

Total Annual Fund Operating Expenses	0.94	1.46	0.72	0.69
Fee Waivers and Expense Reimbursements[1]	(0.34)	(0.36)	(0.22)	(0.19)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.60	1.10	0.50	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.60%, 1.10%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	434	596	810	1,425
CLASS C SHARES ($)	212	389	727	1,683
SELECT CLASS SHARES ($)	51	185	356	852
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	434	596	810	1,425
CLASS C SHARES ($)	112	389	727	1,683
SELECT CLASS SHARES ($)	51	185	356	852
INSTITUTIONAL CLASS SHARES ($)	51	182	346	822

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan California Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[6]
1 Year	rr_ExpenseExampleYear01	$ 434
3 Years	rr_ExpenseExampleYear03	596
5 Years	rr_ExpenseExampleYear05	810
10 Years	rr_ExpenseExampleYear10	1,425
1 Year	rr_ExpenseExampleNoRedemptionYear01	434
3 Years	rr_ExpenseExampleNoRedemptionYear03	596
5 Years	rr_ExpenseExampleNoRedemptionYear05	810
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,425
JPMorgan California Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[6]
1 Year	rr_ExpenseExampleYear01	$ 212
3 Years	rr_ExpenseExampleYear03	389
5 Years	rr_ExpenseExampleYear05	727
10 Years	rr_ExpenseExampleYear10	1,683
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	389
5 Years	rr_ExpenseExampleNoRedemptionYear05	727
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,683
JPMorgan California Tax Free Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[6]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	185
5 Years	rr_ExpenseExampleYear05	356
10 Years	rr_ExpenseExampleYear10	852
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	185
5 Years	rr_ExpenseExampleNoRedemptionYear05	356
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 852
JPMorgan California Tax Free Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[6]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	182
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
A, C, Select, Institutional Shares | JPMorgan Tax Aware Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

(Select Class and Institutional Class Shares)

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Tax Aware Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.39	0.40	0.36	0.35
Shareholder Service Fees	0.25	0.25	0.25	0.25 [1]
Remainder of Other Expenses	0.14	0.15	0.11	0.10

Total Annual Fund Operating Expenses	0.99	1.50	0.71	0.70
Fee Waivers and Expense Reimbursements[2]	NONE	NONE	(0.16)	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.99	1.50	0.55	0.55

1	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55%, 0.55% and 0.55% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	253	474	818	1,791
SELECT CLASS SHARES ($)	56	194	363	852
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	153	474	818	1,791
SELECT CLASS SHARES ($)	56	194	363	852
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select, Institutional Shares | JPMorgan Tax Aware Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[7]
1 Year	rr_ExpenseExampleYear01	$ 621
3 Years	rr_ExpenseExampleYear03	824
5 Years	rr_ExpenseExampleYear05	1,043
10 Years	rr_ExpenseExampleYear10	1,674
1 Year	rr_ExpenseExampleNoRedemptionYear01	621
3 Years	rr_ExpenseExampleNoRedemptionYear03	824
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,043
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,674
A, C, Select, Institutional Shares | JPMorgan Tax Aware Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[7]
1 Year	rr_ExpenseExampleYear01	$ 253
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
A, C, Select, Institutional Shares | JPMorgan Tax Aware Equity Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[7]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	194
5 Years	rr_ExpenseExampleYear05	363
10 Years	rr_ExpenseExampleYear10	852
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	194
5 Years	rr_ExpenseExampleNoRedemptionYear05	363
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 852
A, C, Select, Institutional Shares | JPMorgan Tax Aware Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[7]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	193
5 Years	rr_ExpenseExampleYear05	359
10 Years	rr_ExpenseExampleYear10	841
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	193
5 Years	rr_ExpenseExampleNoRedemptionYear05	359
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 841
A, C, Institutional Shares | JPMorgan Tax Aware Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

(Select Class and Institutional Class Shares)

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In addition, in connection with the changes discussed above, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below.

JPMorgan Tax Aware Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Institutional Class
Management Fees	0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.39	0.40	0.35
Shareholder Service Fees	0.25	0.25	0.25 [1]
Remainder of Other Expenses	0.14	0.15	0.10

Total Annual Fund Operating Expenses	0.99	1.50	0.70
Fee Waivers and Expense Reimbursements[2]	NONE	NONE	(0.15)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.99	1.50	0.55

1	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55%, and 0.55% of the average daily net assets of Class A, Class C and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	253	474	818	1,791
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	621	824	1,043	1,674
CLASS C SHARES ($)	153	474	818	1,791
INSTITUTIONAL CLASS SHARES ($)	56	193	359	841

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Institutional Shares | JPMorgan Tax Aware Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[8]
1 Year	rr_ExpenseExampleYear01	$ 621
3 Years	rr_ExpenseExampleYear03	824
5 Years	rr_ExpenseExampleYear05	1,043
10 Years	rr_ExpenseExampleYear10	1,674
1 Year	rr_ExpenseExampleNoRedemptionYear01	621
3 Years	rr_ExpenseExampleNoRedemptionYear03	824
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,043
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,674
A, C, Institutional Shares | JPMorgan Tax Aware Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[8]
1 Year	rr_ExpenseExampleYear01	$ 253
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
A, C, Institutional Shares | JPMorgan Tax Aware Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[8]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	193
5 Years	rr_ExpenseExampleYear05	359
10 Years	rr_ExpenseExampleYear10	841
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	193
5 Years	rr_ExpenseExampleNoRedemptionYear05	359
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 841
Select Shares | JPMorgan Managed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Managed Income Fund

(Select Class and Institutional Class Shares)

Prospectus, Summary Prospectus and Statement of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In connection with these changes, effective November 1, 2016, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below (which also takes into account the increase to the Shareholder Service Fee, effective April 3, 2017).

JPMorgan Managed Income Fund — Select Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees	0.15%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.43
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.18

Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.59
Fee Waivers and Expense Reimbursements[1]	(0.34)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.25

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Select Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	26	119	260	671

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Select Shares | JPMorgan Managed Income Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[9]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	260
10 Years	rr_ExpenseExampleYear10	671
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	119
5 Years	rr_ExpenseExampleNoRedemptionYear05	260
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 671
Institutional Shares | JPMorgan Managed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Managed Income Fund

(Select Class and Institutional Class Shares)

Prospectus, Summary Prospectus and Statement of Additional Information dated July 1, 2016

Supplement dated September 8, 2016

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above, as supplemented

Effective November 1, 2016, the contractual expense waivers for each of JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Municipal Income Fund, JPMorgan Tax Free Bond Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Tax Aware Real Return Fund, JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Managed Income Fund and JPMorgan Tax Aware Equity Fund will be decreased as set forth below for each Fund.

In addition, at a meeting held on August 16-17, 2016, the Board of Trustees of JPMorgan Trust I, with regard to each of JPMorgan Managed Income Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan California Tax Free Bond Fund, JPMorgan Tax Aware Equity Fund and JPMorgan Tax Aware Real Return Fund, and the Board of Trustees of JPMorgan Trust II, with regard to JPMorgan Short-Intermediate Municipal Bond Fund (each, an “Affected Fund”, and collectively, the “Affected Funds”), approved: (1) the conversion of Select Class Shares of each of the Affected Funds into Institutional Class Shares of the same Fund, (2) the increase in the Shareholder Service Fee of the Institutional Class Shares of the Affected Funds from 0.10% to 0.25% of its average daily net assets, (3) the reduction of the investment minimum for the Institutional Class Shares of the Affected Funds and (4) the renaming of the Institutional Class Shares of each Affected Fund to the Class I Shares on April 3, 2017. These changes were recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”).

As a result of the decreases in the contractual expense waivers and the changes approved by the Board of Trustees, the following changes will be made:

Select Class: Share Class Conversion

Effective April 3, 2017, Select Class Shares of the Affected Funds will no longer be available for purchase.

After the close of business on March 31, 2017, the Affected Funds will automatically convert their Select Class Shares into Institutional Class Shares. Prior to the conversion, shareholders of Select Class Shares may redeem their investments as described in the Fund’s Prospectus. Depending on the tax-status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The conversion will not be considered a taxable event for federal income tax purposes.

You can obtain additional information about the Institutional Class Shares of an Affected Fund by reviewing the Affected Fund’s prospectus. You can obtain a copy of your Affected Fund’s prospectus by visiting www.jpmorganfunds.com/funddocuments or by calling 1-800-480-4111.

If shares are not redeemed prior to the conversion, following the conversion, each shareholder owning Select Class Shares of an Affected Fund will own a number of Institutional Class Shares of the same Fund equal to the aggregate value of the shareholder’s Select Class Shares at the time of automatic conversion.

Share Class Name Change

Effective April 3, 2017, the Institutional Class Shares of the Affected Funds will change their name to Class I Shares.

Investment Minimum Reduction

Effective April 3, 2017, the investment minimum for Class I (the former Institutional Class Shares) Shares of the Affected Funds will be decreased from a minimum initial investment of $3,000,000 to a minimum initial investment of $1,000,000. Beginning on April 3, 2017, employees of JPMorgan Chase and its affiliates and officers or trustees of the Affected Funds will be permitted to invest in the Class I Shares of the Affected Funds with a minimum initial investment of $1,000. In addition, employees of JPMorgan Chase and its affiliates and officers or trustees of the Funds investing in Class I Shares of the Affected Funds will be permitted to establish Systematic Purchase and Redemptions Plans. If establishing a Systematic Purchase Plan, the minimum for subsequent investments will be $50.

Shareholder Service Fee Increase

Effective April 3, 2017, the Shareholder Service Fee for the Class I Shares of each Affected Fund will be increased from 0.10% to 0.25% of its average daily net assets. Additionally, the contractual expense waivers in effect on April 3, 2017 for each of the Affected Funds will remain in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Fee Table and Expense Example Changes

In addition, in connection with the changes discussed above, effective April 3, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the respective prospectus and summary prospectus are hereby replaced with those set forth below.

JPMorgan Managed Income Fund — Institutional Class

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	0.15%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.35
Shareholder Service Fees	0.25 [2]
Remainder of Other Expenses	0.10

Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.51
Fee Waivers and Expense Reimbursements[1]	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.25

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Institutional Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
2	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	26	110	232	589

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Institutional Shares | JPMorgan Managed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[10]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	110
5 Years	rr_ExpenseExampleYear05	232
10 Years	rr_ExpenseExampleYear10	589
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	110
5 Years	rr_ExpenseExampleNoRedemptionYear05	232
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 589

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through October 31, 2018, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[2]	Effective April 3, 2017, the Shareholder Service Fee will increase from 0.10% to 0.25% of the average daily net assets of Institutional Class Shares.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[4]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.40% and 0.40% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[5]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.25%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[6]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.60%, 1.10%, 0.50% and 0.50% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[7]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55%, 0.55% and 0.55% of the average daily net assets of Class A, Class C, Select Class and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[8]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.05%, 1.55%, and 0.55% of the average daily net assets of Class A, Class C and Institutional Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[9]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Select Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[10]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.25% of the average daily net assets of Institutional Class Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.